Document and Entity Information	6 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	F-1
Entity Registrant Name	ARQIT QUANTUM INC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001859690
Amendment Flag	false